INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment property [abstract]
Additions other than through business combinations, investment property	$ 11,638	$ 3,069
Dispositions	(6,029)	(8,555)
Rental income from investment property	5,800	5,400
Direct operating expense from investment property	$ 2,400	2,100
Acquisitions through business combinations, investment property		$ 33,024